Interests in subsidiaries (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Iris Energy Custodian Pty Ltd [Member]
List of Subsidiary Companies [Abstract]
Name	Iris Energy Custodian Pty Ltd
Principal place of business / Country of incorporation	Australia
Ownership interest	100.00%	100.00%
SA 1 Holdings Ltd [Member]
List of Subsidiary Companies [Abstract]
Name	SA 1 Holdings Ltd
Principal place of business / Country of incorporation	Australia
Ownership interest	100.00%	100.00%
SA 2 Holdings Ltd [Member]
List of Subsidiary Companies [Abstract]
Name	SA 2 Holdings Ltd
Principal place of business / Country of incorporation	Australia
Ownership interest	100.00%	100.00%
Podtech Data Centers Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	Podtech Data Centers Inc.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE CA 1 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA 1 Holdings Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE CA 2 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA 2 Holdings Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE CA 3 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA 3 Holdings Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE CA 4 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA 4 Holdings Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE CA 5 Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA 5 Holdings Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE CA Development Holdings Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA Development Holdings Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE CA Development Holdings 2 Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA Development Holdings 2 Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE CA Development Holdings 3 Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA Development Holdings 3 Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE CA Development Holdings 4 Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA Development Holdings 4 Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE CA Development Holdings 5 Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA Development Holdings 5 Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	100.00%
IE US 1, Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	IE US 1, Inc.
Principal place of business / Country of incorporation	United States of America
Ownership interest	100.00%	100.00%
IE CA Development Holdings 7 Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	IE CA Development Holdings 7 Ltd.
Principal place of business / Country of incorporation	Canada
Ownership interest	100.00%	0.00%
Iris Energy Holdings Pty Ltd. [Member]
List of Subsidiary Companies [Abstract]
Name	Iris Energy Holdings Pty Ltd.
Principal place of business / Country of incorporation	Australia
Ownership interest	100.00%	0.00%
TAS 1 Holdings Ltd [Member]
List of Subsidiary Companies [Abstract]
Name	TAS 1 Holdings Ltd
Principal place of business / Country of incorporation	Australia
Ownership interest	100.00%	0.00%
IE US Development Holdings 1 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	IE US Development Holdings 1 Inc.
Principal place of business / Country of incorporation	United States of America
Ownership interest	100.00%	0.00%
IE US Holdings Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	IE US Holdings Inc.
Principal place of business / Country of incorporation	United States of America
Ownership interest	100.00%	0.00%
IE US Development Holdings 3 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	IE US Development Holdings 3 Inc.
Principal place of business / Country of incorporation	United States of America
Ownership interest	100.00%	0.00%
IE US Development Holdings 4 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	IE US Development Holdings 4 Inc.
Principal place of business / Country of incorporation	United States of America
Ownership interest	100.00%	0.00%
IE US Operations Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	IE US Operations Inc.
Principal place of business / Country of incorporation	United States of America
Ownership interest	100.00%	0.00%
IE US Hardware 1 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	IE US Hardware 1 Inc.
Principal place of business / Country of incorporation	United States of America
Ownership interest	100.00%	0.00%
IE US Hardware 2 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	IE US Hardware 2 Inc.
Principal place of business / Country of incorporation	United States of America
Ownership interest	100.00%	0.00%
IE US Hardware 3 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	IE US Hardware 3 Inc.
Principal place of business / Country of incorporation	United States of America
Ownership interest	100.00%	0.00%
IE US Hardware 4 Inc. [Member]
List of Subsidiary Companies [Abstract]
Name	IE US Hardware 4 Inc.
Principal place of business / Country of incorporation	United States of America
Ownership interest	100.00%	0.00%